Line of Credit and Notes Payable - Future payments of term loan (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
2021	$ 16,667
2022	20,000
2023	20,000
2024	42,686
Total	$ 99,353
2019 Credit Agreement
2021		$ 13,889
2022		16,666
2023		16,667
2024		2,778
Total		$ 50,000